Credit impairment charges / (releases) - Narrative (Details)	12 Months Ended
Dec. 31, 2022 economic_scenario
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of economic scenarios, percentage	100.00%
Credit derivatives
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of economic scenarios	5
Stress horizon period, ECL	5 years
Term at which scenario converges to steady state	7 years
Downside scenario | Credit derivatives
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of economic scenarios	2
Upside scenario | Credit derivatives
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of economic scenarios	2
Wholesale portfolios
Disclosure of impairment loss and reversal of impairment loss [line items]
Changes in inputs, assumptions and estimation techniques used for ECL, probability	100.00%
Wholesale portfolios | Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Inputs, assumptions and estimation techniques used for ECL, probability	0.20%
Retail portfolios | Bottom of range | Minimum
Disclosure of impairment loss and reversal of impairment loss [line items]
Inputs, assumptions and estimation techniques used for ECL, probability	50.00%
Retail portfolios | Bottom of range | Maximum
Disclosure of impairment loss and reversal of impairment loss [line items]
Inputs, assumptions and estimation techniques used for ECL, probability	100.00%
Retail portfolios | Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Inputs, assumptions and estimation techniques used for ECL, probability	400.00%